Kinetics Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 8, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

RE:    Kinetics Portfolios Trust (the “Trust”)
    Registration No. 811-09923

Ladies and Gentlemen:

On behalf of the Trust, I have transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, Amendment No. 44 to the Trust’s Registration Statement on Form N-1A. This Amendment No. 44 to the Registration Statement of the Trust is being filed to amend disclosure in the Registration Statement.

Questions and comments concerning the Amendment may be directed to the undersigned at (608) 716-8890.

Sincerely,

/s/ Chad Fickett
Chad Fickett
For U.S. Bank Global Fund Services

Enclosures